Note 6 - Allowance for Loan Losses and Credit Quality Information - Purchased Loans Acquired Through Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchased Performing Loans:
Carrying Amount	$ 200
Carrying amount	200
Purchased Performing Loans [Member]
Purchased Performing Loans:
Contractual Principle Receivable	10,128	$ 16,742	$ 18,539
Accretable Difference	(231)	(332)	(459)
Carrying Amount	9,897	16,410	18,080
Contractual Principle Receivable, loans acquired during the period			11,772
Accretable Difference, loans acquired during the period			(211)
Carrying Amount, loans acquired during the period			11,561
Contractual Principle Receivable, change due to payments/refinances	(2,815)	(6,594)	(13,413)
Accretable Difference, change due to payments/refinances	49	101	340
Carrying Amount, change due to payments/refinances	(2,766)	(6,493)	(13,073)
Contractual Principle Receivable, change due to loan charge-off		(18)	(156)
Accretable Difference, change due to loan charge-off		0	(2)
Carrying Amount, change due to loan charge-off		(18)	(158)
Contractual Principle Receivable, transferred to foreclosed assets		(2)
Accretable Difference, transferred to foreclosed assets		0
Carrying Amount, transferred to foreclosed assets		(2)
Contractual Principle Receivable, contractual Principle Receivable	7,313	10,128	16,742
Accretable Difference	(182)	(231)	(332)
Carrying Amount	7,131	9,897	16,410
Accretable difference, loans acquired during the period			211
Carrying amount	9,897	16,410	18,080
Purchased Credit Impaired Loans [Member]
Purchased Performing Loans:
Contractual Principle Receivable	402	435	555
Accretable Difference	(39)	(52)	0
Carrying Amount	363	383	393
Contractual Principle Receivable, loans acquired during the period			329
Accretable Difference, loans acquired during the period			0
Carrying Amount, loans acquired during the period			292
Contractual Principle Receivable, change due to payments/refinances	(214)	(33)	(449)
Accretable Difference, change due to payments/refinances	33	13	147
Carrying Amount, change due to payments/refinances	(181)	(20)	(302)
Contractual Principle Receivable, contractual Principle Receivable	188	402	435
Accretable Difference	(6)	(39)	(52)
Carrying Amount	182	363	383
Non-accretable difference	0	0	(162)
Non-accretable difference, loans acquired during the period			(37)
Accretable difference, loans acquired during the period			0
Contractual principle receivable, transfer to accretable difference			0
Non-accretable difference, transfer to accretable difference			199
Accretable difference, transfer to accretable difference			(199)
Transfer to accretable difference			0
Non-accretable difference, change due to payments/refinances	0	0	0
Carrying amount	363	383	393
Non-accretable difference	$ 0	$ 0	$ 0